Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Compensation and related benefits	$ 3,432	$ 3,496	$ 3,357
Research and development	6,483	4,895	1,800
Accrued severance, bonus, and retention	0	2,476	0
Accrued offering costs in connection with pre-closing financing	0	3,334	0
Accrued transaction costs related to reverse merger	0	2,557	0
Other	523	737	167
Total accrued expenses and other current liabilities	$ 10,438	$ 17,495	$ 5,324